Consolidated Portfolio of Investments
Columbia Commodity Strategy Fund, February 28, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 17.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACC Trust(a)
Series 2021-1 Class A
11/20/2023	0.740%	108,673	108,495
Series 2022-1 Class A
09/20/2024	1.190%	402,222	400,788
Affirm Asset Securitization Trust(a)
Subordinated Series 2021-A Class B
08/15/2025	1.060%	1,750,000	1,730,615
American Credit Acceptance Receivables Trust(a)
Series 2019-4 Class D
12/12/2025	2.970%	2,730,000	2,756,636
Subordinated Series 2020-3 Class B
08/13/2024	1.150%	583,414	583,359
AmeriCredit Automobile Receivables Trust
Series 2021-2 Class A2
11/18/2024	0.260%	452,872	451,413
Amur Equipment Finance Receivables IX LLC(a)
Series 2021-1A Class A2
11/20/2026	0.750%	556,108	548,279
Credit Acceptance Auto Loan Trust(a)
Series 2019-3A Class A
11/15/2028	2.380%	4,017,284	4,030,159
Series 2020-1A Class A
02/15/2029	2.010%	4,500,000	4,508,498
Drive Auto Receivables Trust
Subordinated Series 2021-1 Class C
06/15/2027	1.020%	5,000,000	4,958,192
DT Auto Owner Trust(a)
Series 2019-3A Class D
04/15/2025	2.960%	1,610,000	1,625,702
Series 2020-2A Class B
03/16/2026	2.080%	775,000	777,514
DT Auto Owner Trust(a),(b)
Series 2022-1A Class A
04/15/2026	1.580%	3,375,000	3,377,891
FHF Trust(a)
Series 2021-1A Class A
03/15/2027	1.270%	785,204	773,488
Series 2021-2A Class A
12/15/2026	0.830%	1,011,569	990,662
Flagship Credit Auto Trust(a)
Series 2021-1 Class A
06/16/2025	0.310%	2,200,414	2,188,047
FREED ABS Trust(a)
Series 2021-3FP Class A
11/20/2028	0.620%	2,585,151	2,575,432
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase Bank NA(a)
Subordinated Series 2021-2 Class C
12/26/2028	0.969%	3,482,957	3,449,396
Lendbuzz Securitization Trust(a)
Series 2021-1A Class A
06/15/2026	1.460%	400,902	395,530
Lendingpoint Asset Securitization Trust(a)
Series 2021-A Class A
12/15/2028	1.000%	1,568,942	1,566,369
Series 2021-B Class A
02/15/2029	1.110%	1,578,802	1,563,044
LendingPoint Asset Securitization Trust(a)
Series 2020-REV1 Class A
10/15/2028	2.731%	3,000,000	2,989,269
Series 2022-A Class A
06/15/2029	1.680%	1,325,000	1,320,352
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	356,816	351,174
Marlette Funding Trust(a)
Series 2020-2A Class B
09/16/2030	1.830%	1,826,145	1,828,376
Subordinated Series 2019-4A Class B
12/17/2029	2.950%	3,944,565	3,952,015
MMAF Equipment Finance LLC(a)
Series 2017-B Class A4
11/15/2024	2.410%	1,071,221	1,075,126
Oscar US Funding XIII LLC(a)
Series 2021-2A Class A2
08/12/2024	0.390%	1,752,120	1,744,281
Pagaya AI Debt Selection Trust(a)
Series 2021-1 Class A
11/15/2027	1.180%	2,152,772	2,134,210
Series 2021-5 Class A
08/15/2029	1.530%	468,015	464,204
Pawnee Equipment Receivables LLC(a)
Series 2019-1 Class A2
10/15/2024	2.290%	808,376	810,752
SCF Equipment Leasing LLC(a)
Series 2021-1A Class A2
08/20/2026	0.420%	916,990	915,293
Theorem Funding Trust(a)
Series 2021-1A Class A
12/15/2027	1.210%	625,315	620,543
United Auto Credit Securitization Trust(a)
Series 2022-1 Class A
07/10/2024	1.110%	800,000	799,042
Columbia Commodity Strategy Fund | Third Quarter Report 2022	1

Consolidated Portfolio of Investments   (continued)
Columbia Commodity Strategy Fund, February 28, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Upstart Pass-Through Trust(a)
Series 2021-ST6 Class A
08/20/2027	1.850%	367,606	360,546
Upstart Securitization Trust(a)
Series 2020-3 Class A
11/20/2030	1.702%	326,274	326,301
Series 2021-3 Class A
07/20/2031	0.830%	1,886,782	1,868,574
US Auto Funding(a)
Series 2021-1A Class A
07/15/2024	0.790%	159,467	158,318
Total Asset-Backed Securities — Non-Agency (Cost $61,446,578)			61,077,885

Commercial Mortgage-Backed Securities - Non-Agency 1.5%

Citigroup Commercial Mortgage Trust(a)
Series 2012-GC8 Class AS
09/10/2045	3.683%	3,875,000	3,892,665
Citigroup Commercial Mortgage Trust
Series 2013-GC11 Class AAB
04/10/2046	2.690%	334,568	335,767
WFRBS Commercial Mortgage Trust
Series 2013-C14 Class A5
06/15/2046	3.337%	1,025,000	1,036,075
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $5,317,734)			5,264,507

Corporate Bonds & Notes 24.3%

Aerospace & Defense 0.7%
Boeing Co. (The)
02/04/2023	1.167%	868,000	862,377
L3Harris Technologies, Inc.
06/15/2023	3.850%	800,000	819,874
Raytheon Technologies Corp.
03/15/2024	3.200%	800,000	819,443
Total			2,501,694
Automotive 0.2%
Toyota Motor Credit Corp.
06/14/2024	0.500%	700,000	658,337
Banking 8.7%
American Express Co.(c)
3-month USD LIBOR + 0.750% 08/03/2023	1.053%	1,150,000	1,158,627
Australia & New Zealand Banking Group Ltd.(a),(c)
3-month USD LIBOR + 0.580% 11/09/2022	0.942%	900,000	902,722
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bank of America Corp.(c)
3-month USD LIBOR + 0.430% 05/28/2024	0.909%	1,696,000	1,696,560
Bank of Montreal(c)
SOFR + 0.465% 01/10/2025	0.515%	1,100,000	1,100,848
Bank of New York Mellon Corp. (The)(c)
3-month USD LIBOR + 1.050% 10/30/2023	1.349%	1,125,000	1,131,143
Bank of Nova Scotia (The)(c)
SOFR + 0.380% 07/31/2024	0.430%	1,100,000	1,097,373
Canadian Imperial Bank of Commerce(c)
3-month USD LIBOR + 0.660% 09/13/2023	0.861%	825,000	830,299
Citigroup, Inc.(c)
3-month USD LIBOR + 1.100% 05/17/2024	1.569%	1,600,000	1,613,352
Commonwealth Bank of Australia(a),(c)
3-month USD LIBOR + 0.820% 06/04/2024	1.000%	962,000	975,068
Cooperatieve Rabobank UA(c)
3-month USD LIBOR + 0.480% 01/10/2023	0.711%	800,000	801,716
Discover Bank
02/06/2023	3.350%	800,000	810,548
DNB Bank ASA(a)
12/02/2022	2.150%	900,000	906,410
Goldman Sachs Group, Inc. (The)(c)
3-month USD LIBOR + 1.600% 11/29/2023	2.108%	1,600,000	1,630,021
HSBC Holdings PLC(d)
08/17/2024	0.732%	1,150,000	1,125,436
JPMorgan Chase & Co.(d)
06/01/2024	1.514%	1,650,000	1,643,270
Lloyds Bank PLC
08/14/2022	2.250%	500,000	502,707
Morgan Stanley(c)
3-month USD LIBOR + 1.220% 05/08/2024	1.559%	1,625,000	1,639,888
National Australia Bank Ltd.(a),(c)
3-month USD LIBOR + 0.410% 12/13/2022	0.611%	865,000	866,847
PNC Bank NA(c)
3-month USD LIBOR + 0.500% 07/27/2022	0.768%	800,000	801,324
Royal Bank of Canada(c)
3-month USD LIBOR + 0.660% 10/05/2023	0.869%	1,113,000	1,119,634

2	Columbia Commodity Strategy Fund | Third Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Columbia Commodity Strategy Fund, February 28, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Skandinaviska Enskilda Banken AB(a),(c)
3-month USD LIBOR + 0.320% 09/01/2023	0.843%	850,000	850,620
Svenska Handelsbanken AB(a)
06/30/2023	0.625%	900,000	889,013
Toronto-Dominion Bank (The)(c)
SOFR + 0.450% 09/28/2023	0.500%	1,125,000	1,126,240
Truist Bank(c)
SOFR + 0.200% 01/17/2024	0.250%	1,125,000	1,122,642
UBS AG(a)
02/09/2024	0.450%	1,000,000	972,915
US Bank NA(c)
3-month USD LIBOR + 0.170% 06/02/2023	0.335%	1,038,000	1,036,182
Wells Fargo & Co.(c)
3-month USD LIBOR + 1.230% 10/31/2023	1.529%	1,600,000	1,610,966
Westpac Banking Corp.(c)
3-month USD LIBOR + 0.770% 02/26/2024	1.278%	1,025,000	1,034,935
Total			30,997,306
Cable and Satellite 0.5%
Charter Communications Operating LLC/Capital(c)
3-month USD LIBOR + 1.650% 02/01/2024	1.967%	800,000	819,331
Comcast Corp.(c)
3-month USD LIBOR + 0.630% 04/15/2024	0.871%	875,000	883,128
Total			1,702,459
Chemicals 0.2%
DuPont de Nemours, Inc.(c)
3-month USD LIBOR + 1.110% 11/15/2023	1.616%	650,000	658,056
Construction Machinery 0.5%
Caterpillar Financial Services Corp.
03/01/2023	0.250%	950,000	939,848
John Deere Capital Corp.(c)
3-month USD LIBOR + 0.550% 06/07/2023	0.738%	760,000	763,070
Total			1,702,918
Diversified Manufacturing 0.7%
General Electric Co.
10/09/2022	2.700%	970,000	978,582
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Honeywell International, Inc.(c)
3-month USD LIBOR + 0.370% 08/08/2022	0.709%	640,000	640,730
Siemens Financieringsmaatschappij NV(a)
03/11/2023	0.400%	700,000	692,304
Total			2,311,616
Electric 2.0%
American Electric Power Co., Inc.
12/15/2022	2.950%	825,000	833,035
Consumers Energy Co.
08/15/2023	3.375%	850,000	867,427
DTE Energy Co.
11/01/2022	2.250%	800,000	805,017
Duke Energy Corp.(c)
SOFR + 0.250% 06/10/2023	0.300%	832,000	830,002
Eversource Energy(c)
SOFR + 0.250% 08/15/2023	0.300%	850,000	848,619
Florida Power & Light Co.(c)
SOFR + 0.380% 01/12/2024	0.430%	825,000	824,977
Mississippi Power Co.(c)
SOFR + 0.300% 06/28/2024	0.350%	700,000	693,571
PPL Electric Utilities Corp.(c)
SOFR + 0.330% 06/24/2024	0.380%	850,000	846,882
Public Service Enterprise Group, Inc.
11/08/2023	0.841%	611,000	599,615
Total			7,149,145
Food and Beverage 0.7%
Campbell Soup Co.
03/15/2023	3.650%	800,000	814,862
ConAgra Foods, Inc.
01/25/2023	3.200%	800,000	808,426
PepsiCo, Inc.(c)
3-month USD LIBOR + 0.365% 05/02/2022	0.674%	204,000	204,114
Tyson Foods, Inc.
09/28/2023	3.900%	800,000	822,608
Total			2,650,010
Health Care 0.9%
Becton Dickinson and Co.
06/06/2024	3.363%	800,000	820,030

Columbia Commodity Strategy Fund | Third Quarter Report 2022	3

Consolidated Portfolio of Investments   (continued)
Columbia Commodity Strategy Fund, February 28, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cigna Corp.(c)
3-month USD LIBOR + 0.890% 07/15/2023	1.131%	650,000	656,151
CVS Health Corp.
12/01/2022	2.750%	850,000	856,261
Thermo Fisher Scientific, Inc.(c)
SOFR + 0.350% 04/18/2023	0.399%	950,000	949,160
Total			3,281,602
Healthcare Insurance 0.4%
Anthem, Inc.
12/01/2022	2.950%	850,000	859,726
UnitedHealth Group, Inc.
07/15/2022	3.350%	700,000	706,407
Total			1,566,133
Independent Energy 0.2%
Pioneer Natural Resources Co.
05/15/2023	0.550%	700,000	691,089
Integrated Energy 0.7%
BP Capital Markets PLC
11/06/2022	2.500%	650,000	655,139
Chevron USA, Inc.(c)
3-month USD LIBOR + 0.200% 08/11/2023	0.577%	700,000	700,394
Shell International Finance BV(c)
3-month USD LIBOR + 0.400% 11/13/2023	0.795%	1,000,000	1,003,883
Total			2,359,416
Life Insurance 0.8%
Metropolitan Life Global Funding I(a)
09/27/2024	0.700%	715,000	688,530
New York Life Global Funding(a),(c)
SOFR + 0.220% 02/02/2023	0.270%	560,000	559,820
Pricoa Global Funding I(a)
09/21/2022	2.450%	875,000	881,706
Principal Life Global Funding II(a)
01/08/2024	0.500%	900,000	877,733
Total			3,007,789
Media and Entertainment 0.4%
Discovery Communications LLC
03/20/2023	2.950%	750,000	758,495
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Walt Disney Co. (The)(c)
3-month USD LIBOR + 0.390% 09/01/2022	0.913%	600,000	600,879
Total			1,359,374
Midstream 1.6%
Enbridge, Inc.
10/04/2023	0.550%	584,000	572,042
02/16/2024	2.150%	611,000	612,217
Energy Transfer Partners LP
02/01/2023	3.600%	1,100,000	1,111,764
Enterprise Products Operating LLC
02/15/2024	3.900%	675,000	697,995
Kinder Morgan, Inc.
01/15/2023	3.150%	675,000	683,835
Plains All American Pipeline LP/Finance Corp.
10/15/2023	3.850%	775,000	792,881
Southern Natural Gas Co. LLC(a)
04/28/2023	0.625%	425,000	418,916
Williams Companies, Inc. (The)
11/15/2023	4.500%	706,000	732,027
Total			5,621,677
Pharmaceuticals 0.9%
AbbVie, Inc.(c)
3-month USD LIBOR + 0.650% 11/21/2022	1.130%	800,000	802,603
Amgen, Inc.
08/19/2023	2.250%	850,000	857,297
AstraZeneca PLC
05/26/2023	0.300%	900,000	887,776
Bristol-Myers Squibb Co.
11/13/2023	0.537%	800,000	786,623
Total			3,334,299
Property & Casualty 0.7%
American International Group, Inc.
02/15/2024	4.125%	800,000	833,501
Chubb INA Holdings, Inc.
03/13/2023	2.700%	850,000	859,659
Loews Corp.
05/15/2023	2.625%	850,000	858,272
Total			2,551,432
Railroads 0.4%
CSX Corp.
08/01/2024	3.400%	766,000	789,076

4	Columbia Commodity Strategy Fund | Third Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Columbia Commodity Strategy Fund, February 28, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Union Pacific Corp.
01/15/2023	2.950%	768,000	775,840
Total			1,564,916
Technology 1.9%
Broadcom Corp./Cayman Finance Ltd.
01/15/2024	3.625%	835,000	856,748
Fidelity National Information Services, Inc.
03/01/2023	0.375%	875,000	863,723
International Business Machines Corp.
02/12/2024	3.625%	707,000	731,299
Microchip Technology, Inc.
02/15/2024	0.972%	800,000	780,124
NXP BV/Funding LLC(a)
03/01/2024	4.875%	750,000	786,892
Oracle Corp.
09/15/2023	2.400%	850,000	856,137
QUALCOMM, Inc.(c)
3-month USD LIBOR + 0.730% 01/30/2023	1.029%	965,000	970,481
RELX Capital, Inc.
03/16/2023	3.500%	800,000	813,596
Total			6,659,000
Transportation Services 0.3%
ERAC U.S.A. Finance LLC(a)
11/01/2023	2.700%	800,000	808,926
United Parcel Service, Inc.(c)
3-month USD LIBOR + 0.380% 05/16/2022	0.839%	300,000	300,241
Total			1,109,167
Wireless 0.2%
American Tower Corp.
01/31/2023	3.500%	860,000	874,469
Wirelines 0.7%
AT&T, Inc.(c)
3-month USD LIBOR + 1.180% 06/12/2024	1.381%	1,250,000	1,273,626
Verizon Communications, Inc.(c)
SOFR + 0.500% 03/22/2024	0.550%	1,200,000	1,203,195
Total			2,476,821
Total Corporate Bonds & Notes (Cost $87,118,137)			86,788,725

Foreign Government Obligations(e) 0.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.5%
Province of Ontario
01/24/2023	1.750%	840,000	844,482
Province of Quebec
02/13/2023	2.625%	828,000	839,380
Total			1,683,862
Total Foreign Government Obligations (Cost $1,685,219)			1,683,862

Residential Mortgage-Backed Securities - Non-Agency 3.6%

Bellemeade Re Ltd.(a),(c)
CMO Series 2020-3A Class M1B
1-month USD LIBOR + 2.850% Floor 2.850% 10/25/2030	2.958%	2,125,000	2,135,478
CMO Series 2021-3A Class M1A
30-day Average SOFR + 1.000% Floor 1.000% 09/25/2031	1.050%	1,350,000	1,337,287
CFMT LLC(a),(f)
CMO Series 2021-EBO1 Class A
11/25/2050	0.985%	728,985	723,507
Connecticut Avenue Securities Trust(a),(c)
CMO Series 2022-R02 Class 2M1
30-day Average SOFR + 1.200% 01/25/2042	1.249%	2,882,671	2,880,140
MRA Issuance Trust(a),(c)
CMO Series 2021-NA1 Class A1X
1-month USD LIBOR + 1.500% Floor 1.500% 03/08/2022	1.600%	1,075,000	1,075,024
Pretium Mortgage Credit Partners LLC(a),(f)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	834,422	819,222
Towd Point Mortgage Trust(a),(f)
CMO Series 2021-SJ2 Class A1A
03/25/2059	2.250%	1,333,250	1,334,435
VCAT LLC(a),(f)
CMO Series 2021-NPL4 Class A1
08/25/2051	1.868%	1,875,463	1,828,055
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	991,810	963,162
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $13,243,940)			13,096,310

Columbia Commodity Strategy Fund | Third Quarter Report 2022	5

Consolidated Portfolio of Investments   (continued)
Columbia Commodity Strategy Fund, February 28, 2022 (Unaudited)
Treasury Bills 0.5%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 0.5%
U.S. Treasury Bills
05/19/2022	0.300%	1,725,000	1,723,860
Total Treasury Bills (Cost $1,724,156)			1,723,860

U.S. Government & Agency Obligations 0.5%

Federal Farm Credit Banks Funding Corp.(c)
SOFR + 0.060% 12/27/2023	0.110%	425,000	425,115
SOFR + 0.090% 02/09/2024	0.090%	1,300,000	1,298,375
Total U.S. Government & Agency Obligations (Cost $1,725,000)			1,723,490
Money Market Funds 67.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.168%(g),(h)	239,134,136	239,062,395
Total Money Market Funds (Cost $239,084,176)		239,062,395
Total Investments in Securities (Cost: $411,344,940)		410,421,034
Other Assets & Liabilities, Net		(53,553,072)
Net Assets		356,867,962

At February 28, 2022, securities and/or cash totaling $46,977,739 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Brent Crude	74	03/2022	USD	7,249,780	842,380	—
Brent Crude	57	05/2022	USD	5,295,300	600,226	—
Brent Crude	58	07/2022	USD	5,204,920	337,378	—
Brent Crude	119	09/2022	USD	10,436,300	369,301	—
Coffee	5	05/2022	USD	436,688	—	(9,539)
Coffee	21	07/2022	USD	1,823,456	—	(30,423)
Coffee	42	09/2022	USD	3,623,288	—	(87,667)
Coffee	21	12/2022	USD	1,794,713	—	(159,266)
Copper	4	05/2022	USD	445,450	12,785	—
Copper	32	07/2022	USD	3,563,200	87,864	—
Copper	47	09/2022	USD	5,227,575	155,508	—
Copper	18	09/2022	USD	2,002,050	—	(28,834)
Copper	33	12/2022	USD	3,661,763	—	(78,302)
Corn	92	05/2022	USD	3,177,450	305,075	—
Corn	119	07/2022	USD	4,028,150	349,315	—
Corn	261	09/2022	USD	8,120,363	475,629	—
Corn	134	12/2022	USD	4,068,575	114,817	—
Cotton	92	05/2022	USD	5,479,520	—	(184,893)
Cotton	5	07/2022	USD	289,550	29,333	—
Cotton	13	07/2022	USD	752,830	—	(25,017)
Cotton	61	12/2022	USD	3,060,980	—	(87,521)
Gas Oil	67	05/2022	USD	5,561,000	333,744	—
Gas Oil	25	07/2022	USD	1,988,750	191,946	—
Gas Oil	50	09/2022	USD	3,890,000	273,723	—
Gas Oil	26	11/2022	USD	1,993,550	53,253	—
Gold 100 oz.	49	04/2022	USD	9,313,430	446,853	—
Gold 100 oz.	54	06/2022	USD	10,281,600	495,202	—
Gold 100 oz.	54	08/2022	USD	10,299,960	526,679	—
Gold 100 oz.	107	12/2022	USD	20,496,920	704,665	—
Lean Hogs	152	04/2022	USD	6,292,800	463,553	—
Lean Hogs	31	06/2022	USD	1,406,470	99,629	—
6	Columbia Commodity Strategy Fund | Third Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Columbia Commodity Strategy Fund, February 28, 2022 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Lean Hogs	32	08/2022	USD	1,426,880	84,034	—
Lean Hogs	61	10/2022	USD	2,252,730	5,559	—
Lean Hogs	16	10/2022	USD	590,880	—	(9,272)
Live Cattle	44	04/2022	USD	2,489,080	—	(60,442)
Live Cattle	1	06/2022	USD	55,080	326	—
Live Cattle	43	06/2022	USD	2,368,440	—	(22,091)
Live Cattle	44	08/2022	USD	2,413,840	—	(17,209)
Live Cattle	85	10/2022	USD	4,851,800	—	(69,832)
Natural Gas	16	04/2022	USD	707,200	71,240	—
Natural Gas	142	04/2022	USD	6,276,400	—	(317,120)
Natural Gas	27	06/2022	USD	1,217,970	80,658	—
Natural Gas	112	06/2022	USD	5,052,320	—	(193,069)
Natural Gas	52	08/2022	USD	2,341,560	150,804	—
Natural Gas	227	08/2022	USD	10,221,810	—	(377,505)
Natural Gas	136	10/2022	USD	6,270,960	507,752	—
Nickel	26	05/2022	USD	3,799,224	112,374	—
Nickel	15	07/2022	USD	2,160,990	182,269	—
Nickel	30	09/2022	USD	4,269,420	325,346	—
Nickel	15	11/2022	USD	2,118,960	92,485	—
NY Harbor ULSD Heat Oil	37	04/2022	USD	4,423,616	256,763	—
NY Harbor ULSD Heat Oil	13	06/2022	USD	1,490,198	139,769	—
NY Harbor ULSD Heat Oil	27	08/2022	USD	3,042,635	206,482	—
NY Harbor ULSD Heat Oil	13	10/2022	USD	1,447,446	37,106	—
Primary Aluminum	11	05/2022	USD	927,163	72,882	—
Primary Aluminum	37	07/2022	USD	3,105,688	330,148	—
Primary Aluminum	77	09/2022	USD	6,438,163	664,606	—
Primary Aluminum	39	11/2022	USD	3,247,238	195,533	—
RBOB Gasoline	47	04/2022	USD	5,742,169	280,205	—
RBOB Gasoline	15	06/2022	USD	1,763,811	179,877	—
RBOB Gasoline	31	08/2022	USD	3,473,996	252,767	—
RBOB Gasoline	17	10/2022	USD	1,739,447	47,414	—
Silver	25	05/2022	USD	3,045,750	209,562	—
Silver	27	07/2022	USD	3,296,430	240,486	—
Silver	55	09/2022	USD	6,731,175	437,395	—
Silver	27	12/2022	USD	3,323,430	107,440	—
Soybean	88	05/2022	USD	7,201,700	393,371	—
Soybean	54	07/2022	USD	4,364,550	419,625	—
Soybean	135	11/2022	USD	9,691,313	284,606	—
Soybean	46	11/2022	USD	3,302,225	—	(8,214)
Soybean Meal	136	05/2022	USD	6,069,680	—	(101,102)
Soybean Meal	56	07/2022	USD	2,478,000	184,756	—
Soybean Meal	137	12/2022	USD	5,508,770	94,205	—
Soybean Meal	47	12/2022	USD	1,889,870	—	(59,046)
Soybean Oil	17	05/2022	USD	739,704	77,855	—
Soybean Oil	58	07/2022	USD	2,463,492	279,366	—
Soybean Oil	187	12/2022	USD	7,232,412	339,112	—
Sugar #11	1	04/2022	USD	19,824	41	—
Sugar #11	59	04/2022	USD	1,169,616	—	(6,046)
Sugar #11	90	06/2022	USD	1,765,008	—	(16,938)
Sugar #11	266	09/2022	USD	5,243,392	—	(38,054)
Wheat	26	05/2022	USD	1,214,200	211,969	—
Wheat	10	05/2022	USD	476,500	82,100	—
Wheat	49	07/2022	USD	2,246,650	366,152	—
Wheat	28	07/2022	USD	1,317,050	207,492	—
Wheat	56	09/2022	USD	2,611,700	395,922	—
Wheat	49	12/2022	USD	2,203,775	262,633	—
Wheat	28	12/2022	USD	1,299,900	138,324	—
White Sugar #5	98	09/2022	USD	4,433,275	687,171	—
Columbia Commodity Strategy Fund | Third Quarter Report 2022	7

Consolidated Portfolio of Investments   (continued)
Columbia Commodity Strategy Fund, February 28, 2022 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
WTI Crude	96	04/2022	USD	8,976,000	661,528	—
WTI Crude	68	06/2022	USD	6,032,960	568,835	—
WTI Crude	140	08/2022	USD	11,935,000	720,672	—
WTI Crude	72	10/2022	USD	5,983,920	88,918	—
Zinc	10	05/2022	USD	918,000	5,779	—
Zinc	23	07/2022	USD	2,100,331	86,632	—
Zinc	46	09/2022	USD	4,168,750	134,029	—
Zinc	23	11/2022	USD	2,066,780	16,027	—
Total					19,247,260	(1,987,402)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(40)	06/2022	USD	(8,609,062)	—	(27,278)
Notes to Consolidated Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2022, the total value of these securities amounted to $84,735,677, which represents 23.74% of total net assets.
(b)	Represents a security purchased on a when-issued basis.
(c)	Variable rate security. The interest rate shown was the current rate as of February 28, 2022.
(d)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of February 28, 2022.
(e)	Principal and interest may not be guaranteed by a governmental entity.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of February 28, 2022.
(g)	The rate shown is the seven-day current annualized yield at February 28, 2022.
(h)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.168%
	373,842,072	920,181,832	(1,054,939,728)	(21,781)	239,062,395	(19,703)	109,842	239,134,136
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
8	Columbia Commodity Strategy Fund | Third Quarter Report 2022

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3QT129_05_M01_(04/22)